Average Annual Total Returns (Invesco Moderately Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/29/05)
Label	Return Before Taxes
1 Year	3.36%
5 Years	1.86%
Since Inception	2.87%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class B, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (04/29/05)
1 Year	3.45%
5 Years	1.92%
Since Inception	2.98%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class C, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (04/29/05)
1 Year	7.43%
5 Years	2.30%
Since Inception	3.16%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class R, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (04/29/05)
1 Year	8.96%
5 Years	2.77%
Since Inception	3.64%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class Y, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	9.49%
5 Years	3.12%
Since Inception	3.98%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/29/05)
Label	Return After Taxes on Distributions
1 Year	2.41%
5 Years	0.58%
Since Inception	1.65%
Inception Date	Apr. 29, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Moderately Conservative Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/29/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	2.22%
5 Years	0.90%
Since Inception	1.80%
Inception Date	Apr. 29, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.63%
Inception Date	Apr. 30, 2005
Custom Moderately Conservative Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Moderately Conservative Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.85%
5 Years	4.84%
Since Inception	5.33%
Inception Date	Apr. 30, 2005
Custom Moderately Conservative Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderately Conservative Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.13%
5 Years	5.08%
Since Inception	5.55%
Inception Date	Apr. 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.37%
Inception Date	Apr. 30, 2005

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.